Income taxes	3 Months Ended
Mar. 31, 2025
Income taxes [Abstract]
Income taxes	Income taxes
For tax reporting purposes, the Company consolidates its entities under GLOBALFOUNDRIES Inc., a Cayman Islands entity. As a Cayman Islands entity, the Company’s domestic statutory income tax rate is 0.0%. The difference between the Company’s domestic statutory income tax rate and its effective income tax rate reflected in income tax benefit or income tax expense is primarily due to the effect of tax rates and permanent differences in other jurisdictions in which the Company operates. Applicable to tax years beginning in 2025, the Company's effective tax rate is impacted by Pillar Two minimum top-up taxes, primarily related to Singapore.
The effective tax rate for the three months ended March 31, 2025 and 2024 was (8.2)% and 13.5%, respectively. The decrease was primarily the result of tax benefit related to exchange rate changes on the base of certain non-monetary assets in Germany and tax benefit from recognition of German deferred tax assets net of contingencies, offset by tax expense related primarily to an anticipated qualified domestic top-up tax liability in Singapore.